Consolidated Statements Of Comprehensive Income (Audited) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Consolidated net income, redeemable noncontrolling interest	$ 61	$ 20	$ 14
Foreign currency translation, redeemable noncontrolling interest	$ (66)	$ 97	$ 46